Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information By Segment

The following table presents information about reportable segments for the 24 weeks ended June 11, 2013 and June 12, 2012 and as of June 11, 2013 and June 12, 2012. (in thousands):

	24 Weeks Ended June 11, 2013
	Del Frisco’s	Sullivan’s	Other	Corporate	Consolidated
Revenues	$64,900	$38,084	$17,178	$—	$120,162
Restaurant-level EBITDA	18,334	6,213	3,372	—	27,919
Capital expenditures	1,420	951	7,812	47	10,230
Property and equipment	71,762	43,168	33,639	1,445	150,014

	24 Weeks Ended June 12, 2012
	Del Frisco’s	Sullivan’s	Other	Corporate	Consolidated
Revenues	$56,100	$39,294	$8,284	$—	$103,678
Restaurant-level EBITDA	16,090	7,803	2,038	—	25,931
Capital expenditures	1,341	2,303	8,641	144	12,429
Property and equipment	57,760	43,689	18,613	1,204	121,266

The following table presents information about reportable segments for fiscal years 2010, 2011, and 2012 (in thousands):

	Fiscal Year Ended December 25, 2012
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$124,692	$83,767	$23,976	$—	$232,435
Restaurant-level EBITDA	35,993	15,721	4,803	—	56,517
Capital expenditures	13,922	3,521	15,857	335	33,635
Property and equipment	70,342	42,217	25,828	1,417	139,804

	Fiscal Year Ended December 27, 2011
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$111,387	$82,777	$4,461	$—	$198,625
Restaurant-level EBITDA	31,277	15,611	437	—	47,325
Capital expenditures	6,777	2,924	9,928	434	20,063
Property and equipment	56,419	38,776	9,972	1,069	106,236

	Fiscal Year Ended December 28, 2010
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$88,292	$74,563	$—	$—	$162,855
Restaurant-level EBITDA	25,318	13,395	—	—	38,713
Capital expenditures	718	4,572	43	217	5,550
Property and equipment	54,655	35,900	43	636	91,234

Reconciliation of Restaurant-Level EBITDA to Operating Income

See table below (in thousands) for a reconciliation of restaurant-level EBITDA to operating income from continuing operations.

	24 Weeks Ended
	June 11, 2013	June 12 2012
Restaurant-level EBITDA	$27,919	$25,931
Less pre-opening costs	919	902
Less general and administrative	7,938	5,400
Less management and accounting fees paid to related party	—	1,196
Less secondary public offering costs	412	—
Less public offering transaction bonuses	1,805	—
Less depreciation and amortization	5,006	3,570

Operating income	$11,839	$14,863

See table below for a reconciliation of restaurant-level EBITDA to operating income.

	December 28, 2010	Fiscal Year Ended December 27, 2011	December 25, 2012
Restaurant-level EBITDA	$38,713	$47,325	$56,517
Less pre-opening costs	798	3,018	4,058
Less general and administrative	7,512	10,640	13,449
Less management and accounting fees paid to related party	3,345	3,399	1,252
Less asset advisory agreement termination fee	—	—	3,000
Less public offering transaction bonuses	—	—	1,462
Less depreciation and amortization	6,459	6,998	8,675

Operating income	$20,599	$23,270	$24,621